Subsequent Events - Additional Information (Detail) - Subsequent Event [Member]	Feb. 16, 2023 $ / shares
Subsequent Event [Line Items]
Dividend payable	$ 0.145
Dividend ,Payable date	Apr. 11, 2023
Dividends Payable, Date Declared	Feb. 16, 2023
ADR [Member]
Subsequent Event [Line Items]
Dividend payable	$ 0.58